Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Charles Street Trust
Entity Central Index Key	0000354046
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
30% Allocation Fund
Shareholder Report [Line Items]
Fund Name	30% Allocation Fund
Class Name	30% Allocation Fund
Trading Symbol	FMWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 30% Allocation Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
30% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 397,371
Holdings Count | shares	4
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$397,371
Number of Holdings	4
Portfolio Turnover	14%

Holdings [Text Block]	Bond Funds 49.9 Domestic Equity Funds 21.1 Short-Term Funds 20.0 International Equity Funds 9.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 49.9 Domestic Equity Funds - 21.1 Short-Term Funds - 20.0 International Equity Funds - 9.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 49.9 Fidelity Total Market Index Fund 21.1 Fidelity Short-Term Bond Index Fund 20.0 Fidelity Total International Index Fund 9.0 100.0
70% Allocation Fund
Shareholder Report [Line Items]
Fund Name	70% Allocation Fund
Class Name	70% Allocation Fund
Trading Symbol	FRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 70% Allocation Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
70% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,569,231
Holdings Count | shares	4
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,569,231
Number of Holdings	4
Portfolio Turnover	11%

Holdings [Text Block]	Domestic Equity Funds 49.1 Bond Funds 24.8 International Equity Funds 21.1 Short-Term Funds 5.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 49.1 Bond Funds - 24.8 International Equity Funds - 21.1 Short-Term Funds - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Market Index Fund 49.1 Fidelity U.S. Bond Index Fund 24.8 Fidelity Total International Index Fund 21.1 Fidelity Short-Term Bond Index Fund 5.0 100.0
Fidelity Sustainable Multi-Asset Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity® Sustainable Multi-Asset Fund
Trading Symbol	FYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Sustainable Multi-Asset Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 81,186,427
Holdings Count | shares	8
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 40.6 International Equity Funds 34.8 Bond Funds 24.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.6 International Equity Funds - 34.8 Bond Funds - 24.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 40.6 Fidelity Sustainable International Equity Fund 14.3 Fidelity Sustainable Core Plus Bond Fund 13.7 Fidelity International Sustainability Index Fund 13.3 Fidelity Sustainable Emerging Markets Equity Fund 7.2 Fidelity Inflation-Protected Bond Index Fund 6.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 0.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class M
Trading Symbol	FYMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Net Assets	$ 81,186,427
Holdings Count | shares	8
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 40.6 International Equity Funds 34.8 Bond Funds 24.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.6 International Equity Funds - 34.8 Bond Funds - 24.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 40.6 Fidelity Sustainable International Equity Fund 14.3 Fidelity Sustainable Core Plus Bond Fund 13.7 Fidelity International Sustainability Index Fund 13.3 Fidelity Sustainable Emerging Markets Equity Fund 7.2 Fidelity Inflation-Protected Bond Index Fund 6.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 0.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class I
Trading Symbol	FYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 81,186,427
Holdings Count | shares	8
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 40.6 International Equity Funds 34.8 Bond Funds 24.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.6 International Equity Funds - 34.8 Bond Funds - 24.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 40.6 Fidelity Sustainable International Equity Fund 14.3 Fidelity Sustainable Core Plus Bond Fund 13.7 Fidelity International Sustainability Index Fund 13.3 Fidelity Sustainable Emerging Markets Equity Fund 7.2 Fidelity Inflation-Protected Bond Index Fund 6.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 0.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class C
Trading Symbol	FYMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Net Assets	$ 81,186,427
Holdings Count | shares	8
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 40.6 International Equity Funds 34.8 Bond Funds 24.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.6 International Equity Funds - 34.8 Bond Funds - 24.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 40.6 Fidelity Sustainable International Equity Fund 14.3 Fidelity Sustainable Core Plus Bond Fund 13.7 Fidelity International Sustainability Index Fund 13.3 Fidelity Sustainable Emerging Markets Equity Fund 7.2 Fidelity Inflation-Protected Bond Index Fund 6.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 0.2 100.0
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Sustainable Multi-Asset Fund
Class Name	Fidelity Advisor® Sustainable Multi-Asset Fund Class A
Trading Symbol	FYMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Sustainable Multi-Asset Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 81,186,427
Holdings Count | shares	8
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$81,186,427
Number of Holdings	8
Portfolio Turnover	42%

Holdings [Text Block]	Domestic Equity Funds 40.6 International Equity Funds 34.8 Bond Funds 24.4 Short-Term Funds 0.2 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 40.6 International Equity Funds - 34.8 Bond Funds - 24.4 Short-Term Funds - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Sustainability Index Fund 40.6 Fidelity Sustainable International Equity Fund 14.3 Fidelity Sustainable Core Plus Bond Fund 13.7 Fidelity International Sustainability Index Fund 13.3 Fidelity Sustainable Emerging Markets Equity Fund 7.2 Fidelity Inflation-Protected Bond Index Fund 6.4 Fidelity Long-Term Treasury Bond Index Fund 4.3 Fidelity Sustainable Low Duration Bond Fund 0.2 100.0
Fidelity Health Savings Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Index Fund
Class Name	Fidelity® Health Savings Index Fund
Trading Symbol	FHSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Index Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Index Fund	$ 5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 32,754,925
Holdings Count | shares	10
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$32,754,925
Number of Holdings	10
Portfolio Turnover	32%

Holdings [Text Block]	Bonds 52.6 Equities 40.6 Short-Term Investments and Net Other Assets (Liabilities) 6.8 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.6 Equities - 40.6 Short-Term Investments and Net Other Assets (Liabilities) - 6.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 20.6 Fidelity Total Market Index Fund 17.3 Fidelity International Bond Index Fund 14.9 Fidelity International Index Fund 11.1 Fidelity Short-Term Bond Index Fund 9.9 Fidelity Emerging Markets Index Fund 7.7 Fidelity Commodity Strategy Central Fund 4.5 Fidelity Inflation-Protected Bond Index Fund 4.4 iShares iBoxx $ High Yield Corporate Bond ETF 2.8 93.2
Fidelity Health Savings Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund
Trading Symbol	FHLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Health Savings Fund	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 68,821,351
Holdings Count | shares	15
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$68,821,351
Number of Holdings	15
Portfolio Turnover	24%

Holdings [Text Block]	Common Stocks 32.2 Fixed-Income Funds 29.2 Bonds 23.4 Domestic Equity Funds 7.9 Preferred Stocks 0.1 Alternative Funds 0.1 Preferred Securities 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.2 Fixed-Income Funds - 29.2 Bonds - 23.4 Domestic Equity Funds - 7.9 Preferred Stocks - 0.1 Alternative Funds - 0.1 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 7.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity International Bond Index Fund 14.9 Fidelity Short-Term Bond Fund 9.9 US Treasury Notes 8.0 Fidelity Commodity Strategy Central Fund 4.5 Fidelity Inflation-Protected Bond Index Fund 4.4 US Treasury Bonds 2.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 NVIDIA Corp 1.3 Fidelity Enhanced Small Cap ETF 1.2 Fidelity Blue Chip Growth ETF 1.1 49.1
Fidelity Health Savings Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Health Savings Fund
Class Name	Fidelity® Health Savings Fund Class K
Trading Symbol	FHLKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Health Savings Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 68,821,351
Holdings Count | shares	15
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$68,821,351
Number of Holdings	15
Portfolio Turnover	24%

Holdings [Text Block]	Common Stocks 32.2 Fixed-Income Funds 29.2 Bonds 23.4 Domestic Equity Funds 7.9 Preferred Stocks 0.1 Alternative Funds 0.1 Preferred Securities 0.1 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 7.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 32.2 Fixed-Income Funds - 29.2 Bonds - 23.4 Domestic Equity Funds - 7.9 Preferred Stocks - 0.1 Alternative Funds - 0.1 Preferred Securities - 0.1 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 7.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity International Bond Index Fund 14.9 Fidelity Short-Term Bond Fund 9.9 US Treasury Notes 8.0 Fidelity Commodity Strategy Central Fund 4.5 Fidelity Inflation-Protected Bond Index Fund 4.4 US Treasury Bonds 2.4 Taiwan Semiconductor Manufacturing Co Ltd 1.4 NVIDIA Corp 1.3 Fidelity Enhanced Small Cap ETF 1.2 Fidelity Blue Chip Growth ETF 1.1 49.1
Fidelity Asset Manager 85%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Asset Manager® 85%
Trading Symbol	FAMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 85%	$ 29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Advisor Asset Manager 85% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class Z
Trading Symbol	FIQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Advisor Asset Manager 85% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class M
Trading Symbol	FEYTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Advisor Asset Manager 85% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class I
Trading Symbol	FEYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Advisor Asset Manager 85% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class C
Trading Symbol	FEYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Advisor Asset Manager 85% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 85%
Class Name	Fidelity Advisor Asset Manager® 85% Class A
Trading Symbol	FEYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 85% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 6,038,200,916
Holdings Count | shares	35
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,038,200,916
Number of Holdings	35
Portfolio Turnover	12%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 6.9 AAA 0.5 AA 0.2 A 0.7 BBB 1.4 BB 0.5 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.2 Equities 86.1 Short-Term Investments and Net Other Assets (Liabilities) 1.6 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 6.9 AAA - 0.5 AA - 0.2 A - 0.7 BBB - 1.4 BB - 0.5 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.2 Equities - 86.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.2 Financials 14.4 Industrials 9.0 Consumer Discretionary 6.8 Health Care 6.4 Communication Services 6.2 Consumer Staples 3.7 Energy 3.7 Materials 3.4 Utilities 2.1 Real Estate 1.4 Equities 86.1 Bonds 12.3 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Equities - 86.1 Bonds - 12.3 Short-Term Investments and Net Other Assets (Liabilities) - 1.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 4.8 Fidelity Enhanced Small Cap ETF 3.5 NVIDIA Corp 3.5 Fidelity Blue Chip Growth ETF 3.0 Alphabet Inc Class A 2.7 Apple Inc 2.5 Taiwan Semiconductor Manufacturing Co Ltd 2.1 Microsoft Corp 1.9 Amazon.com Inc 1.6 Fidelity Fundamental Small-Mid Cap ETF 1.5 27.1
Fidelity Asset Manager 70%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Asset Manager® 70%
Trading Symbol	FASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 70%	$ 28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Advisor Asset Manager 70% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class Z
Trading Symbol	FIQBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Advisor Asset Manager 70% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class M
Trading Symbol	FTASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Advisor Asset Manager 70% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class I
Trading Symbol	FAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Advisor Asset Manager 70% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class C
Trading Symbol	FCASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Advisor Asset Manager 70% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 70%
Class Name	Fidelity Advisor Asset Manager® 70% Class A
Trading Symbol	FAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 70% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 7,891,523,536
Holdings Count | shares	29
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$7,891,523,536
Number of Holdings	29
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 13.5 AAA 1.2 AA 0.2 A 1.5 BBB 2.9 BB 0.6 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 1.9 Equities 74.1 Short-Term Investments and Net Other Assets (Liabilities) 3.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 13.5 AAA - 1.2 AA - 0.2 A - 1.5 BBB - 2.9 BB - 0.6 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 1.9 Equities - 74.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 16.3 Financials 14.1 Industrials 8.2 Consumer Discretionary 5.9 Health Care 5.6 Communication Services 5.4 Energy 3.3 Consumer Staples 3.1 Materials 2.7 Utilities 2.0 Real Estate 1.4 Equities 74.1 Bonds 22.7 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 74.1 Bonds - 22.7 Short-Term Investments and Net Other Assets (Liabilities) - 3.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.7 Fidelity Enhanced Small Cap ETF 3.2 NVIDIA Corp 2.9 Fidelity Blue Chip Growth ETF 2.4 Alphabet Inc Class A 2.3 US Treasury Bonds 2.2 Apple Inc 2.0 Taiwan Semiconductor Manufacturing Co Ltd 1.8 Microsoft Corp 1.5 Amazon.com Inc 1.4 28.4
Fidelity Asset Manager 60%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Asset Manager® 60%
Trading Symbol	FSANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 60%	$ 29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Advisor Asset Manager 60% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class Z
Trading Symbol	FIQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Advisor Asset Manager 60% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class M
Trading Symbol	FSATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 56	1.12%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Advisor Asset Manager 60% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class I
Trading Symbol	FSNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Advisor Asset Manager 60% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class C
Trading Symbol	FSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 82	1.62%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.62%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Advisor Asset Manager 60% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 60%
Class Name	Fidelity Advisor Asset Manager® 60% Class A
Trading Symbol	FSAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 60% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 5,066,337,916
Holdings Count | shares	33
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$5,066,337,916
Number of Holdings	33
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 1.5 AA 0.2 A 2.2 BBB 4.8 BB 0.7 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 2.7 Equities 64.4 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 1.5 AA - 0.2 A - 2.2 BBB - 4.8 BB - 0.7 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 2.7 Equities - 64.4 Short-Term Investments and Net Other Assets (Liabilities) - 2.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 14.1 Financials 13.8 Industrials 7.6 Consumer Discretionary 5.0 Health Care 4.9 Communication Services 4.8 Energy 3.3 Consumer Staples 2.6 Materials 2.5 Utilities 1.8 Real Estate 1.4 Equities 64.4 Bonds 33.2 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets) Equities - 64.4 Bonds - 33.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 US Treasury Bonds 3.3 Fidelity Enhanced Small Cap ETF 2.6 NVIDIA Corp 2.5 Fidelity Blue Chip Growth ETF 2.1 Alphabet Inc Class A 2.0 Apple Inc 1.8 Taiwan Semiconductor Manufacturing Co Ltd 1.6 Microsoft Corp 1.3 Amazon.com Inc 1.2 31.2
Fidelity Asset Manager 50%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Asset Manager® 50%
Trading Symbol	FASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 50%	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Advisor Asset Manager 50% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class Z
Trading Symbol	FIKZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Advisor Asset Manager 50% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class M
Trading Symbol	FFTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Advisor Asset Manager 50% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class I
Trading Symbol	FFIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Advisor Asset Manager 50% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class C
Trading Symbol	FFCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 77	1.52%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.52%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Advisor Asset Manager 50% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 50%
Class Name	Fidelity Advisor Asset Manager® 50% Class A
Trading Symbol	FFAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 50% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 10,169,918,631
Holdings Count | shares	34
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$10,169,918,631
Number of Holdings	34
Portfolio Turnover	13%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.3 AAA 1.9 AA 0.2 A 2.4 BBB 5.5 BB 1.0 B 0.6 CCC,CC,C 0.3 D 0.0 Not Rated 3.1 Equities 57.5 Short-Term Investments and Net Other Assets (Liabilities) 4.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.3 AAA - 1.9 AA - 0.2 A - 2.4 BBB - 5.5 BB - 1.0 B - 0.6 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.1 Equities - 57.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 57.5 Bonds 38.3 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 57.5 Bonds - 38.3 Short-Term Investments and Net Other Assets (Liabilities) - 4.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 14.6 US Treasury Bonds 3.9 Fidelity Enhanced Small Cap ETF 2.5 NVIDIA Corp 2.3 Fidelity Blue Chip Growth ETF 1.9 Alphabet Inc Class A 1.8 Apple Inc 1.6 Taiwan Semiconductor Manufacturing Co Ltd 1.4 Fannie Mae Mortgage pass-thru certificates 1.3 Fidelity Hedged Equity ETF 1.2 32.5
Fidelity Asset Manager 40%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Asset Manager® 40%
Trading Symbol	FFANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 40%	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Advisor Asset Manager 40% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class Z
Trading Symbol	FIKYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Advisor Asset Manager 40% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class M
Trading Symbol	FFNTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Advisor Asset Manager 40% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class I
Trading Symbol	FFNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Advisor Asset Manager 40% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class C
Trading Symbol	FFNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Advisor Asset Manager 40% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 40%
Class Name	Fidelity Advisor Asset Manager® 40% Class A
Trading Symbol	FFNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 40% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 2,611,377,983
Holdings Count | shares	34
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,611,377,983
Number of Holdings	34
Portfolio Turnover	11%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 26.7 AAA 2.1 AA 0.3 A 2.9 BBB 6.0 BB 0.8 B 0.7 CCC,CC,C 0.3 D 0.0 Not Rated 3.5 Equities 47.5 Short-Term Investments and Net Other Assets (Liabilities) 9.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 26.7 AAA - 2.1 AA - 0.3 A - 2.9 BBB - 6.0 BB - 0.8 B - 0.7 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.5 Equities - 47.5 Short-Term Investments and Net Other Assets (Liabilities) - 9.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Equities 47.5 Bonds 43.3 Short-Term Investments and Net Other Assets (Liabilities) 9.2 ASSET ALLOCATION (% of Fund's net assets) Equities - 47.5 Bonds - 43.3 Short-Term Investments and Net Other Assets (Liabilities) - 9.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 16.7 US Treasury Bonds 4.4 Fidelity Enhanced Small Cap ETF 2.0 NVIDIA Corp 1.9 Fidelity Blue Chip Growth ETF 1.5 Alphabet Inc Class A 1.5 Fannie Mae Mortgage pass-thru certificates 1.4 Ginnie Mae II Pool 1.4 Apple Inc 1.4 Freddie Mac Gold Pool 1.3 33.5
Fidelity Asset Manager 30%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Asset Manager® 30%
Trading Symbol	FTANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 30%	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Advisor Asset Manager 30% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class Z
Trading Symbol	FIKWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Advisor Asset Manager 30% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class M
Trading Symbol	FTTNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Advisor Asset Manager 30% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class I
Trading Symbol	FTINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Advisor Asset Manager 30% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class C
Trading Symbol	FCANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.48%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.48%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Advisor Asset Manager 30% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 30%
Class Name	Fidelity Advisor Asset Manager® 30% Class A
Trading Symbol	FTAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 30% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 37	0.73%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Net Assets	$ 2,166,836,431
Holdings Count | shares	36
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,166,836,431
Number of Holdings	36
Portfolio Turnover	18%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.7 AAA 2.5 AA 0.5 A 3.1 BBB 6.8 BB 0.9 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.7 Equities 42.4 Short-Term Investments and Net Other Assets (Liabilities) 9.3 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.7 AAA - 2.5 AA - 0.5 A - 3.1 BBB - 6.8 BB - 0.9 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.7 Equities - 42.4 Short-Term Investments and Net Other Assets (Liabilities) - 9.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 53.0 Equities 37.7 Short-Term Investments and Net Other Assets (Liabilities) 9.3 ASSET ALLOCATION (% of Fund's net assets) Bonds - 53.0 Equities - 37.7 Short-Term Investments and Net Other Assets (Liabilities) - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.5 US Treasury Bonds 5.0 Fidelity Low Duration Bond ETF 4.7 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.5 Fidelity Enhanced Small Cap ETF 1.5 NVIDIA Corp 1.5 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Blue Chip Growth ETF 1.2 38.3
Fidelity Asset Manager 20%
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Asset Manager® 20%
Trading Symbol	FASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Asset Manager® 20%	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
Fidelity Advisor Asset Manager 20% - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class Z
Trading Symbol	FIKVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
Fidelity Advisor Asset Manager 20% - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class M
Trading Symbol	FTDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
Fidelity Advisor Asset Manager 20% - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class I
Trading Symbol	FTIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
Fidelity Advisor Asset Manager 20% - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class C
Trading Symbol	FTCWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
Fidelity Advisor Asset Manager 20% - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Asset Manager® 20%
Class Name	Fidelity Advisor Asset Manager® 20% Class A
Trading Symbol	FTAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Asset Manager® 20% for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 6,114,557,069
Holdings Count | shares	32
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$6,114,557,069
Number of Holdings	32
Portfolio Turnover	21%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 29.6 AAA 2.5 AA 0.4 A 3.0 BBB 6.9 BB 0.8 B 0.8 CCC,CC,C 0.3 D 0.0 Not Rated 3.6 Equities 32.0 Short-Term Investments and Net Other Assets (Liabilities) 20.1 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 29.6 AAA - 2.5 AA - 0.4 A - 3.0 BBB - 6.9 BB - 0.8 B - 0.8 CCC,CC,C - 0.3 D - 0.0 Not Rated - 3.6 Equities - 32.0 Short-Term Investments and Net Other Assets (Liabilities) - 20.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bonds 52.3 Equities 27.6 Short-Term Investments and Net Other Assets (Liabilities) 20.1 ASSET ALLOCATION (% of Fund's net assets) Bonds - 52.3 Equities - 27.6 Short-Term Investments and Net Other Assets (Liabilities) - 20.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 18.4 US Treasury Bonds 4.9 Fidelity Low Duration Bond ETF 4.4 Fannie Mae Mortgage pass-thru certificates 1.6 Ginnie Mae II Pool 1.6 Freddie Mac Gold Pool 1.4 Uniform Mortgage Backed Securities 1.4 Fidelity Hedged Equity ETF 1.2 Fidelity Commodity Strategy Central Fund 1.1 Fidelity Enhanced Small Cap ETF 1.1 37.1
50% Allocation Fund
Shareholder Report [Line Items]
Fund Name	50% Allocation Fund
Class Name	50% Allocation Fund
Trading Symbol	FRYBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 50% Allocation Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
50% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,326,452
Holdings Count | shares	4
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$1,326,452
Number of Holdings	4
Portfolio Turnover	12%

Holdings [Text Block]	Bond Funds 39.8 Domestic Equity Funds 35.1 International Equity Funds 15.1 Short-Term Funds 10.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Bond Funds - 39.8 Domestic Equity Funds - 35.1 International Equity Funds - 15.1 Short-Term Funds - 10.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity U.S. Bond Index Fund 39.8 Fidelity Total Market Index Fund 35.1 Fidelity Total International Index Fund 15.1 Fidelity Short-Term Bond Index Fund 10.0 100.0
85% Allocation Fund
Shareholder Report [Line Items]
Fund Name	85% Allocation Fund
Class Name	85% Allocation Fund
Trading Symbol	FRAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about 85% Allocation Fund for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
85% Allocation Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,046,158
Holdings Count | shares	3
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
KEY FACTS
Fund Size	$2,046,158
Number of Holdings	3
Portfolio Turnover	17%

Holdings [Text Block]	Domestic Equity Funds 60.0 International Equity Funds 25.1 Bond Funds 14.9 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Domestic Equity Funds - 60.0 International Equity Funds - 25.1 Bond Funds - 14.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity Total Market Index Fund 60.0 Fidelity Total International Index Fund 25.1 Fidelity U.S. Bond Index Fund 14.9 100.0